Note 14 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Tax penalties and interest	$ 149,245	$ 193,262	$ (0)